FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Currency and Interest Risk (Details) € in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 BRL (R$)	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 BRL (R$)	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Cash and cash equivalents				R$ 3,381,328					R$ 4,050,338			R$ 5,105,110	R$ 5,336,845
Currency Risk
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Foreign currency denominated financial debt (as a percent)	1.50%	2.70%
Total indebtedness in foreign currency				R$ 96,615					R$ 225,254
Net balance of these rights and obligations receivable	$ 61,909	$ 16,953	€ 15,624					€ 17,535
Interest Risk
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Borrowings, interest rate	6.98%	7.00%	6.98%	6.98%	6.56%	6.60%	6.75%	7.00%	7.00%	7.00%	7.50%
CDI | Interest Risk
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Cash and cash equivalents				R$ 3,175,730					R$ 3,932,539